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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment           [ ] Amendment Number: ___________
This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    SAB Capital Management, L.P.
Address: 767 Fifth Avenue, 44th Floor
         New York, NY 10153

Form 13F File Number: 028-11911

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Brian Jackelow
Title: Chief Financial Officer
Phone: 212-457-8010

Signature, Place, and Date of Signing:

/s/ Brian Jackelow            New York, NY            May 14, 2013
-----------------------  ----------------------  ---------------------
    (Signature)              (City, State)              (Date)

Report Type ( Check only one.):

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1

Form 13F Information Table Entry Total: 23

Form 13F Information Table Value Total: 1,274,257 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.  Form 13F File Number  Name
---  --------------------  ----
1    028-06341             SAB Capital Advisors, L.L.C.

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                           FORM 13F INFORMATION TABLE

          COLUMN 1             COLUMN 2    COLUMN 3 COLUMN 4           COLUMN 5            COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- ------------ --------- -------- ---------------------------- ---------- -------- ----------------------
                                                                                                                 VOTING AUTHORITY
                               TITLE OF               VALUE    SHRS OR                    INVESTMENT  OTHER   ----------------------
NAME OF ISSUER                  CLASS       CUSIP    (X1000)   PRN AMT   SH/PRN  PUT/CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- ------------ --------- -------- ---------- -------- -------- ---------- -------- ---------- ------ ----
AMERICAN CAP MTG INVT CORP       COM      02504A104   23,921    925,744    SH               DEFINED         1    925,744      0    0
AMERICAN CAPITAL AGENCY CORP     COM      02503X105   37,954  1,157,841    SH               DEFINED         1  1,157,841      0    0
APOLLO COML REAL EST FIN INC     COM      03762U105    8,908    506,440    SH               DEFINED         1    506,440      0    0
ARLINGTON ASSET INVT CORP      CL A NEW   041356205    6,596    255,567    SH               DEFINED         1    255,567      0    0
ASSURED GUARANTY LTD             COM      G0585R106  112,245  5,446,153    SH               DEFINED         1  5,446,153      0    0
ATLAS ENERGY LP              COM UNITS LP 04930A104   44,485  1,010,100    SH      CALL     DEFINED         1         --     --   --
COLONY FINL INC                  COM      19624R106  117,927  5,312,010    SH               DEFINED         1  5,312,010      0    0
CYRUSONE INC                     COM      23283R100      663     29,032    SH               DEFINED         1     29,032      0    0
DIGITALGLOBE INC               COM NEW    25389M877  134,685  4,658,757    SH               DEFINED         1  4,658,757      0    0
DOLLAR GEN CORP NEW              COM      256677105   74,184  1,466,661    SH               DEFINED         1  1,466,661      0    0
GENCORP INC                      COM      368682100    2,554    192,000    SH               DEFINED         1    192,000      0    0
GENERAL MTRS CO                  COM      37045V100   79,009  2,840,000    SH               DEFINED         1  2,840,000      0    0
HESS CORP                        COM      42809H107   62,372    871,000    SH      CALL     DEFINED         1         --     --   --
HESS CORP                        COM      42809H107  228,632  3,192,733    SH               DEFINED         1  3,192,733      0    0
KKR & CO L P DEL              COM UNITS   48248M102   34,600  1,790,908    SH               DEFINED         1  1,790,908      0    0
MGIC INVT CORP WIS               COM      552848103   60,737 12,270,074    SH               DEFINED         1 12,270,074      0    0
NEWCASTLE INVT CORP              COM      65105M108    8,397    751,754    SH               DEFINED         1    751,754      0    0
PFSWEB INC                     COM NEW    717098206      313     78,084    SH               DEFINED         1     78,084      0    0
QEP RES INC                      COM      74733V100   31,770    997,800    SH               DEFINED         1    997,800      0    0
SILVER BAY RLTY TR CORP          COM      82735Q102   21,433  1,035,418    SH               DEFINED         1  1,035,418      0    0
TRI POINTE HOMES INC             COM      87265H109    2,015    100,000    SH               DEFINED         1    100,000      0    0
TWO HBRS INVT CORP               COM      90187B101  152,911 12,126,192    SH               DEFINED         1 12,126,192      0    0
WESTERN ASSET MTG CAP CORP       COM      95790D105   27,946  1,202,504    SH               DEFINED         1  1,202,504      0    0